Stock Options Plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Sep. 27, 2023	Sep. 26, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option awards for shares		14,922,175	14,096,675	15,072,175	15,544,175			13,943,842
Exercise price		$ 0.44	$ 0.42	$ 0.51	$ 0.42			$ 0.4
Option awards for vested				13,125,925
Weighted average of exercise				$ 0.42
Non-cash expense		$ 574	$ 206
Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option awards for shares		7,535,675		7,535,675
Exercise price		$ 0.32		$ 0.32
Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option awards for shares		7,131,000		7,281,000
Exercise price		$ 0.58		$ 0.58
Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option awards for shares		255,500		255,500
Exercise price		$ 0.01		$ 0.01
Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option awards for vested		13,243,550
Weighted average of exercise		$ 0.42
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		3 years		5 years
Options exercisable period		10 years		10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average of exercise	[1]			$ 0.52	$ 0.58
Vesting period		1 year		1 year
Options exercisable period		3 years		3 years
Common Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Purchase plans employees		14,922,175
2020 Incentive Stock Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance						17,500,000	16,000,000

[1]	The Company’s common stock is quoted on the OTCQB. However, the Company considers its share price as it is traded on OTCQB to not be an appropriate representation of fair value, since it is not traded on an active market. The Company determined that the market is inactive due to low level of activity of the Company’s common stock, stale or non-current price quotes and price quotes that vary substantially either over time or among market makers. Consequently, the price of the Company’s common stock has been determined based on private placement equity offerings conducted in June and July 2024 and June 2023 consisting of units comprised of shares of common stock and warrants, at a per unit purchase price of $1.00. In order to evaluate the price per share, the warrant value has been deducted from the total unit price.